Debt securities - Unrealised loss positions (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities
Unrealised loss	£ (925)	£ (106)	£ (675)
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Fair value	40,849	35,293
Unrealised loss	(925)	(106)
Jackson (US insurance operations) | 1 to 5 years | Debt securities
Available-for-sale securities
Unrealised loss	(72)	(7)
Jackson (US insurance operations) | 5 years to 10 years | Debt securities
Available-for-sale securities
Unrealised loss	(436)	(41)
Jackson (US insurance operations) | More than 10 years | Debt securities
Available-for-sale securities
Unrealised loss	(372)	(39)
Jackson (US insurance operations) | Mortgage-backed and other debt securities | Debt securities
Available-for-sale securities
Unrealised loss	(45)	(19)
Jackson (US insurance operations) | Between 90% and 100% | Debt securities
Available-for-sale securities
Fair value	23,662	6,170
Unrealised loss	(809)	(95)
Jackson (US insurance operations) | Between 80% and 90% | Debt securities
Available-for-sale securities
Fair value	707	36
Unrealised loss	(104)	(6)
Jackson (US insurance operations) | Below 80% | Debt securities
Available-for-sale securities
Fair value	36	13
Unrealised loss	(12)	(5)
Jackson (US insurance operations) | Below 80% | Other asset-backed securities
Available-for-sale securities
Fair value		10
Unrealised loss		(4)
Jackson (US insurance operations) | Below 80% | Corporate bonds
Available-for-sale securities
Fair value	36	3
Unrealised loss	(12)	(1)
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Fair value	24,405	6,219
Unrealised loss	(925)	(106)
Jackson (US insurance operations) | Assets fair valued at below book value | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(54)	(6)
Jackson (US insurance operations) | Assets fair valued at below book value | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(871)	(100)
Jackson (US insurance operations) | Assets fair valued at below book value | Below 80% | Debt securities
Available-for-sale securities
Fair value	36	13
Unrealised loss	(12)	(5)
Jackson (US insurance operations) | Less than 6 months | Debt securities
Available-for-sale securities
Unrealised loss	(161)	(35)
Jackson (US insurance operations) | Less than 6 months | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(20)	(4)
Jackson (US insurance operations) | Less than 6 months | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(141)	(31)
Jackson (US insurance operations) | 6 months to 1 year | Debt securities
Available-for-sale securities
Unrealised loss	(462)	(5)
Jackson (US insurance operations) | 6 months to 1 year | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(22)	(1)
Jackson (US insurance operations) | 6 months to 1 year | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(440)	(4)
Jackson (US insurance operations) | 1 year to 2 years | Debt securities
Available-for-sale securities
Unrealised loss	(152)	(49)
Jackson (US insurance operations) | 1 year to 2 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(10)
Jackson (US insurance operations) | 1 year to 2 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(142)	(49)
Jackson (US insurance operations) | 2 years to 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(123)	(7)
Jackson (US insurance operations) | 2 years to 3 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss		(1)
Jackson (US insurance operations) | 2 years to 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(123)	(6)
Jackson (US insurance operations) | More than 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(27)	(10)
Jackson (US insurance operations) | More than 3 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(2)
Jackson (US insurance operations) | More than 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(25)	(10)
Jackson (US insurance operations) | Less than 3 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	32	2
Unrealised loss	(10)
Jackson (US insurance operations) | 3 months to 6 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	2	1
Unrealised loss	(1)	(1)
Jackson (US insurance operations) | More than 6 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	2	10
Unrealised loss	£ (1)	£ (4)